Commitments And Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
NOTE 8:	COMMITMENTS AND CONTINGENCIES

a.
CYREN Ltd., which was incorporated in Israel, partially financed its research and development expenditures under programs sponsored by the Office of Chief Scientist ("OCS") for the support of certain research and development activities conducted in Israel.

In connection with specific research and development, the Company received $1,996 thousand of participation payments from the OCS. In return for the OCS's participation in this program, the Company is committed to pay royalties at a rate of 3.5% of the developed product sales for the program in 2015, 2014 and 2013, up to 100% of the amount of grants received plus interest at annual LIBOR rate. The Company's total commitment for royalties payable with respect to future sales, based on OCS participations received, net of royalties paid or accrued, totaled $1,603 thousand as of December 31, 2015. For the years ended December 31, 2015, 2014 and 2013, $128 thousand, $129 thousand and $78 thousand, respectively, were recorded as cost of revenues with respect to royalties due to the OCS.

b.	Operating leases:

Certain facilities of the Company are rented under non-cancellable operating lease agreements, which expire on various dates, the latest of which is in 2021.

Facilities rent expenses for 2015, 2014 and 2013 were $978 thousand, $1,056 thousand and $985 thousand, respectively.
Annual minimum future lease payments due under the above agreements (and motor vehicle leases, which expire in 2018), at the exchange rate in effect on December 31, 2015, are as follows (in thousands):

2016	$1,153
2017	1,035
2018	426
2019	121
2020	124
2021	42

$2,901

c.	Litigations:

In 2014, the Company entered into arbitral proceedings with the former shareholders of eleven regarding an escrow agreement. CYREN and the former eleven shareholders are disputing an amount of €740 thousand in the escrow account. In addition to the escrow dispute, CYREN has initiated claims for €1,466 thousand against the former eleven shareholders relating to the earn-out consideration of the eleven acquisition while the former shareholders claim payment of €1,553 thousand from CYREN with regards to the same liability. See also note 7 for further details on the earn-out consideration. There have been no developments regarding these claims during 2015. Considering the preliminary stage of these arbitral proceedings, the Company has determined it is currently unable to predict the outcome of these disputes. The Company intends to defend vigorously against the claims raised by the former eleven shareholders.